Subsequent Events (Details) - USD ($)		Mar. 07, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Resale Shares			2,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)		$ 20,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0025
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares	[1]		18,000,000	18,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]		$ 0.0025	$ 0.0025
	[1]		2,905,300	265,300
Common Stock, Shares, Outstanding	[1]		2,905,300	265,300
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
			2,905,328
Common Stock, Shares, Outstanding			2,905,328
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized shares		18,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0025
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized shares	[1]		2,000,000	2,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	[1]		$ 0.0025	$ 0.0025
Common Stock, Shares, Outstanding	[1]		160,000	160,000
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
			160,000
Common Stock, Shares, Outstanding			160,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized shares		2,000,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.